TAXES ON INCOME	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
TAXES ON INCOME [Text Block]
NOTE 17:-	TAXES ON INCOME

a.	Tax rates applicable to the Group:

1.	The Company is subject to tax rates applicable in Canada. The combined federal and provincial rate for 2022 and 2021 is 26.5%.

2.	The Israeli subsidiaries are subject to Israeli corporate income tax rate of 23% in 2022 and 2021.

3.	The German subsidiary is subject to weighted tax rate of approximately 29.1% (composed of Federal and Municipal tax).

b.	Carryforward losses for tax purposes:

Carryforward operating tax losses of the Israeli subsidiaries total approximately $6,876, as of December 31, 2022. These losses can be carried forward to future years and offset against taxable income in the future without any time limitation. Except for tax losses in the amount $3,178, no deferred tax assets were recorded with regards to IMC Holdings ltd. since the Company does not anticipate to utilize the net operating losses in the foreseeable future.

Carryforward operating tax losses of the German subsidiary as of December 31, 2022, amounted to approximately $13,166. Accumulated tax losses can be carried forward without time restrictions and can be deducted from future profits and capital gains unless they exceed €1,000 thousand (approximately $1,445). Any excess of such amount will be limited to 60% of the profits or capital gains. Unused carried forward losses will be subject to such limitation in the future. No deferred tax assets were recorded with regards to the German subsidiary since the Company does not anticipate to utilize the net operating losses in the foreseeable future.

c.	Income tax expense (benefit):

	Year ended December 31,
	2022	2021	2020

Current	$688	$243	$25
Deferred, net	(1,810)	278	(66)
Income tax from previous years	(16)	(21)	303

	$(1,138)	$500	$262

d.	Deferred taxes:

	Statements of financial position
	December 31,
	2022	2021

Deferred tax assets:

Carryforward tax losses and other	$731	$2
Other deferred tax assets	32	14

	763	16
Deferred tax liabilities:

Inventory and biological assets	—	863
Intangible assets	1,285	5,721
Other	47	7

	1,332	6,591

Deferred tax liabilities, net	$(569)	$(6,575)

The deferred taxes are reflected in the statements of financial position as follows:

	December 31,
	2022	2021

Non-current assets	$763	$16

Non-current liabilities	$1,332	$6,591

The deferred taxes are computed based on the tax rates that are expected to apply upon realization.

e.	Reconciliation of tax expense (benefit) and the accounting loss multiplied by the Company's domestic tax rate for:

	Year ended December 31,
	2022	2021	2020

Loss before income tax	$(26,060)	$(164)	$(28,472)

Statutory tax rate in Canada 26.5%	(6,906)	(43)	(7,545)

Increase (decrease) in income tax due to:

Non-deductible expenses (non-taxable income), net for tax purposes	1,764	(4,208)	6,306
Effect of different tax rate of subsidiaries	599	310	161
Adjustments in respect of current income tax of previous years	(16)	(21)	303
Recognition (derecognition) of tax benefit in respect of losses of previous years	-	846	(830)
Unrecognized tax benefit in respect of loss for the year	4,037	4,093	1,771

Other adjustments	(616)	(477)	96

Income tax expense (benefit)	$(1,138)	$500	$262